Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Revenue Disaggregated

	Year Ended June 30,
	2025	2024	2023
Wholesale oils	10,592,301	11,481,072	20,451,942
High protein meals	10,863,960	9,175,505	5,577,709
Toll crushing service	58,011	222,095	2,156,827
Seeds	-	-	664,000
Other sales	297,136	291,351	198,867
Retail oils	19,891,206	12,557,199	-
Total revenues	41,702,614	33,727,222	29,049,345